Taxation (Tables)	12 Months Ended
Mar. 31, 2018
Taxation
Schedule of income tax expense (income)

	2018	2017	2016
	€m	€m	€m
United Kingdom corporation tax expense/(credit):
Current year[1]	70	27	(129)
Adjustments in respect of prior years	(5)	(3)	53
	65	24	(76)
Overseas current tax expense/(credit):
Current year	1,055	961	812
Adjustments in respect of prior years	(102)	(35)	21
	953	926	833
Total current tax expense	1,018	950	757
Deferred tax on origination and reversal of temporary differences:
United Kingdom deferred tax	39	(16)	(32)
Overseas deferred tax	(1,936)	3,830	4,212
Total deferred tax (credit)/expense	(1,897)	3,814	4,180
Total income tax (credit)/expense[2]	(879)	4,764	4,937

Notes:

1	The 2016 credit relates to a claim under international conventions for the avoidance of double taxation.
2	The income statement tax charge includes tax relief on capitalised interest.

Schedule tax (credit)/charge on discontinued operations

	2018	2017	2016
	€m	€m	€m
Tax credit on profit from ordinary activities of discontinued operations[1]	(617)	(973)	(514)
Tax charge relating to the gain on discontinuance	15	95	—
Total tax credit on discontinued operations	(602)	(878)	(514)

Note:

1	2018 includes a €925m credit (2017: €840m credit) relating to the impairment of Vodafone India.

Schedule of tax charged/(credited) directly to other comprehensive income

	2018	2017	2016
	€m	€m	€m
Current tax	22	(16)	(81)
Deferred tax	70	44	293
Total tax charged directly to other comprehensive income	92	28	212

Schedule of tax credited directly to equity

	2018	2017	2016
	€m	€m	€m
Current tax	—	—	(8)
Deferred tax	9	(9)	3
Total tax charged/(credited) directly to equity	9	(9)	(5)

Schedule of factors affecting the tax expense for the year

	2018	2017	2016
	€m	€m	€m
Continuing profit/(loss) before tax as shown in the consolidated income statement	3,878	2,792	(190)

Aggregated expected income tax expense	985	795	85
Impairment losses with no tax effect	—	—	168
Disposal of Group investments	55	(271)	83
Effect of taxation of associates and joint ventures, reported within profit before tax	90	23	(18)
(Recognition)/derecognition of deferred tax assets for losses in Luxembourg and Spain[1]	(1,583)	1,603	1,288
Deferred tax following revaluation of investments in Luxembourg[1]	(330)	(329)	3,037
Previously unrecognised temporary differences we expect to use in the future	—	(15)	—
Previously unrecognised temporary differences utilised in the year	(29)	(11)	(8)
Current year temporary differences (including losses) that we currently do not expect to use	20	139	50
Adjustments in respect of prior year tax liabilities[2]	(244)	(107)	(48)
Revaluation of assets for tax purposes	—	(39)	—
Impact of tax credits and irrecoverable taxes	93	98	(38)
Deferred tax on overseas earnings	24	26	17
Effect of current year changes in statutory tax rates on deferred tax balances	(44)	2,755	95
Expenses not deductible (income not taxable) for tax purposes	84	97	226
Income tax (credit)/expense	(879)	4,764	4,937

Note:

1See note below below regarding deferred tax asset recognition in Luxembourg and Spain on pages 126 and 127.

22018 includes the impact of closing tax audits across the Group during the year, including in Germany and Romania.

Schedule of analysis of movements in net deferred tax

€m
1 April 2017	23,765
Foreign exchange movements	(25)
Charged to the income statement (continuing operations)	1,897
Charged directly to OCI	(70)
Credited directly to equity	(9)
Reclassifications	(4)
Arising on acquisition and disposals	2
31 March 2018	25,556

Schedule of other information related to deferred taxes

	Amount				Net
	credited/				recognised
	(expensed) in	Gross	Gross	Less	deferred
	income	deferred tax	deferred tax	amounts	tax
	statement	asset	liability	unrecognised	(liability)/ asset
	€m	€m	€m	€m	€m
Accelerated tax depreciation	103	1,289	(1,342)	(33)	(86)
Intangible assets	225	193	(571)	16	(362)
Tax losses	1,666	30,953	—	(5,904)	25,049
Deferred tax on overseas earnings	(24)	—	(108)	—	(108)
Other temporary differences	(73)	1,218	(132)	(23)	1,063
31 March 2018	1,897	33,653	(2,153)	(5,944)	25,556

Deferred tax assets and liabilities are analysed in the statement of financial position, after offset of balances within countries, as follows:

€m
Deferred tax asset	26,200
Deferred tax liability	(644)
31 March 2018	25,556

At 31 March 2017, deferred tax assets and liabilities, before offset of balances within countries, were as follows:

	Amount				Net
	credited/				recognised
	(expensed)	Gross	Gross	Less	deferred
	in income	deferred tax	deferred tax	amounts	tax
	statement	asset	liability	unrecognised[1]	(liability)/ asset
	€m	€m	€m	€m	€m
Accelerated tax depreciation	160	1,368	(1,535)	(55)	(222)
Intangible assets	353	127	(715)	16	(572)
Tax losses	(4,064)	30,590	—	(7,138)	23,452
Deferred tax on overseas earnings	(95)	—	(95)	—	(95)
Other temporary differences	(168)	1,347	(126)	(19)	1,202
31 March 2017	(3,814)	33,432	(2,471)	(7,196)	23,765

At 31 March 2017 deferred tax assets and liabilities were analysed in the statement of financial position, after offset of balances within countries, as follows:

€m
Deferred tax asset	24,300
Deferred tax liability	(535)
31 March 2017	23,765

Schedule of carryforward of losses and expiration period

At 31 March 2018, the gross amount and expiry dates of losses available for carry forward are as follows:

	Expiring	Expiring
	within	beyond
	5 years	6 years	Unlimited	Total
	€m	€m	€m	€m
Losses for which a deferred tax asset is recognised	266	—	103,452	103,718
Losses for which no deferred tax is recognised	621	3,074	21,994	25,689
	887	3,074	125,446	129,407

At 31 March 2017, the gross amount and expiry dates of losses available for carry forward were as follows:

	Expiring	Expiring
	within	beyond
	5 years	6 years	Unlimited	Total
	€m	€m	€m	€m
Losses for which a deferred tax asset is recognised	292	65	97,335	97,692
Losses for which no deferred tax is recognised	352	1,503	28,556	30,411
	644	1,568	125,891	128,103